Convertible Instruments and Accrued Interest - Preferred stock (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares shares	May 31, 2024 USD ($) shares
Class of Stock
Accrued dividends | $	$ 8,642	$ 8,269	$ 6,791
Series B Convertible Preferred Stock
Class of Stock
Shares of preferred stock outstanding	19,000	19,000	19,000
Common stock conversion rate	10	10	10
Total shares of common stock if converted	190,000	190,000	190,000
Undeclared dividends | $	$ 25	$ 24	$ 19
Total shares of common stock if dividends converted	50,000	48,000	38,000
Preferred stock, liquidation preference per share ($ per share) | $ / shares	$ 5	$ 5
Undeclared dividend, shares		10
Preferred stock dividend, value per share | $ / shares		$ 0.25
Preferred stock conversion price, per share | $ / shares		$ 0.5
Series C Convertible Preferred Stock
Class of Stock
Shares of preferred stock outstanding	6,000	6,000	6,000
Common stock conversion rate	2,000	2,000	2,000
Total shares of common stock if converted	12,670,000	12,670,000	12,670,000
Accrued dividends | $	$ 3,929	$ 3,769	$ 3,135
Total shares of common stock if dividends converted	7,858,000	7,538,000	6,270,000
Preferred stock, liquidation preference per share ($ per share) | $ / shares		$ 1,000
Preferred stock conversion price, per share | $ / shares		$ 0.5
Preferred stock dividend rate, as a percent		10.00%
Fractional shares		0
Series D Convertible Preferred Stock
Class of Stock
Shares of preferred stock outstanding	9,000	9,000	9,000
Common stock conversion rate	1,250	1,250	1,250
Total shares of common stock if converted	10,565,000	10,565,000	10,565,000
Accrued dividends | $	$ 4,713	$ 4,500	$ 3,656
Total shares of common stock if dividends converted	9,426,000	9,000,000	7,312,000
Preferred stock, liquidation preference per share ($ per share) | $ / shares		$ 1,000
Preferred stock conversion price, per share | $ / shares		$ 0.8
Preferred stock dividend rate, as a percent		10.00%
Fractional shares		0
Series C and Series D Convertible Preferred Stock
Class of Stock
Preferred stock, liquidation preference per share ($ per share) | $ / shares	$ 1,000